Other information - Schedule of Supplemental Cash Flow Information (Detail) - Seaspan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information [Line Items]
Interest paid	$ 156.2	$ 183.1	$ 194.3
Interest received	5.0	8.9	3.7
Undrawn credit facility fee paid	0.8	1.7	0.6
Income taxes paid	16.8	0.0	0.0
Non-cash investing and financing transactions:
Dividend reinvestment	0.3	1.2	22.8
Arrangement and transaction fee settled in shares	0.0	0.0	2.3
Commencement of sales-type lease	57.0	316.7	0.0
Issuance of warrants	0.0	0.0	67.5
Reclassification on lease modification	377.4	0.0	0.0
Liabilities incurred	5.3	0.0	0.0
ARO provision re-assessment	2.9	0.0	0.0
Refinancing of existing term loan credit facilities with draws made on new debt	0.0	302.7	0.0
Right-of-use assets arising from new operating leases	1.2	0.7	0.0
Prepayments transferred to property, plant and equipment upon vessel delivery	46.8	0.0	0.0
Changes in operating assets and liabilities
Accounts receivable	(17.1)	(2.3)	15.5
Inventories	(5.9)	6.3	0.5
Prepaids expenses and other	(10.3)	(0.9)	17.0
Net investment in lease	13.3	9.3	44.3
Accounts payable and accrued liabilities	(16.4)	11.5	(7.0)
Settlement of decommissioning provisions	(5.9)	0.0	0.0
Deferred revenue	8.4	(0.6)	(46.8)
Income tax payable	3.9	0.0	0.0
Major maintenance	(54.6)	(22.3)	(10.3)
Other liabilities	(8.6)	0.0	(1.5)
Operating lease liabilities	(114.7)	(111.9)	0.0
Derivative instruments	22.5	55.0	42.0
Contingent consideration asset	18.7	0.0	0.0
GCI [Member]
Non-cash investing and financing transactions:
Carrying value of previously held equity in GCI settled on acquisition	0.0	0.0	61.9
Issuance of shares on acquisition	0.0	0.0	13.9
Settlement of GCI transaction fees paid by the Company	0.0	0.0	15.2
Settlement of loans to affiliate, accrued interest and other intercompany balances on GCI acquisition	0.0	0.0	38.8
GCI [Member] | Series D Preferred Shares [Member]
Non-cash investing and financing transactions:
Issuance of shares on acquisition	0.0	0.0	47.2
APR Energy [Member]
Non-cash investing and financing transactions:
Issuance of shares on acquisition	316.8	0.0	0.0
APR Energy loans settled in shares	8.3	0.0	0.0
Holdback Shares	70.6	0.0	0.0
Purchase price adjustment related to APR Energy acquisition	4.5	0.0	0.0
Contingent consideration asset related to APR Energy acquisition	95.2	0.0	0.0
Net assets acquired on APR Energy acquisition	287.7	0.0	0.0
Cancellation of common shares issued on APR Energy acquisition	$ 12.5	$ 0.0	$ 0.0